Segment Reporting (Revenue by Geographic Segments) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 4,615.2	$ 4,497.2	$ 4,602.2	$ 4,533.7	$ 4,468.0	$ 4,276.5	$ 3,057.8	$ 2,671.9	$ 18,248.3	$ 14,474.2	$ 9,930.8
Other, including intersegment eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									45.9	41.8	45.7
European Operations Division U.K. [Member]
Segment Reporting Information [Line Items]
Revenue									6,941.1	3,653.7	0.0
European Operations Division Germany [Member]
Segment Reporting Information [Line Items]
Revenue									2,711.5	2,559.2	2,311.0
European Operations Division Belgium [Member]
Segment Reporting Information [Line Items]
Revenue									2,279.4	2,185.9	1,918.0
European Operations Division Switzerland [Member]
Segment Reporting Information [Line Items]
Revenue									1,414.4	1,332.1	1,259.8
European Operations Division The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue									1,498.5	1,242.4	1,229.1
European Operations Division Ireland [Member]
Segment Reporting Information [Line Items]
Revenue									468.8	463.7	426.4
European Operations Division Poland [Member]
Segment Reporting Information [Line Items]
Revenue									469.9	460.4	450.0
European Operations Division Austria [Member]
Segment Reporting Information [Line Items]
Revenue									431.7	435.0	422.0
European Operations Division Hungary [Member]
Segment Reporting Information [Line Items]
Revenue									310.2	313.8	298.9
European Operations Division Czech Republic [Member]
Segment Reporting Information [Line Items]
Revenue									221.0	248.9	253.4
European Operations Division Romania [Member]
Segment Reporting Information [Line Items]
Revenue									173.3	163.8	149.4
European Operations Division Slovakia [Member]
Segment Reporting Information [Line Items]
Revenue									74.5	74.6	70.5
European Operations Division Other Europe [Member]
Segment Reporting Information [Line Items]
Revenue									3.5	10.1	10.5
Total European Operations Division [Member]
Segment Reporting Information [Line Items]
Revenue									16,997.8	13,143.6	8,799.0
LiLAC Division Chile [Member]
Segment Reporting Information [Line Items]
Revenue									898.5	991.6	940.6
LiLAC Division Puerto Rico [Member]
Segment Reporting Information [Line Items]
Revenue									306.1	297.2	145.5
LiLAC Division [Member]
Segment Reporting Information [Line Items]
Revenue									$ 1,204.6	$ 1,288.8	$ 1,086.1